Reorganization and Recapitalization (the "Transaction") - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 12, 2022	Aug. 21, 2021
Business Acquisition [Line Items]
Common Stock, Shares, Issued	63,676,383	62,511,104
Common Stock, Par or Stated Value Per Share	$ 0.012	$ 0.012		$ 0.012
Warrants outstanding	53,900,329	53,900,329
Common stock, per share	$ 138				$ 138
Share-based compensation	$ 32,304	$ 38,534	$ 28,873
Preferred stock, shares authorized	233,333,333
PIPE Investment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued	200,000,000
Proceeds from issuance of common stock	$ 2,000,000
Incremental costs	151,722
Paysafe Limited [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 2,448,799
Business acquisition equity instrument consideration, shares issued	333,419,924
Common unit, issued	190,292,458
Paysafe Limited [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding	48,901,025
Paysafe Limited [Member] | Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding	5,000,000
Paysafe Bermuda Holdings LLC [Member]
Business Acquisition [Line Items]
Common unit, issued	20,893,780